Accounts Payable	12 Months Ended
Dec. 31, 2012
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
NOTE 11: ACCOUNTS PAYABLE
Accounts payable as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011
Creditors	$226	$51
Brokers	820	614
Professional and legal fees	231	356

Total accounts payable	$1,277	$1,021